Other Financial Assets - Summary of Other Financial Assets (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Current
Derivatives assets	₩ 166,873	₩ 223,771
Debt securities	295,619	121,122
Deposit instruments	4,400,267	2,558,946
Short-term financial instruments	6,540,407	8,006,081
Other current financial assets	11,403,166	10,909,920
Non-current
Derivatives assets	134,269	136,224
Equity securities	1,793,531	1,462,088
Debt securities	87,778	78,901
Other Securities	669,687	632,469
Deposit instruments	23,060	22,856
Other non current financial assets	₩ 2,708,325	₩ 2,332,538